Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 4,243	$ 5,163
Accrued interest	1,054	1,393
Accrued salaries and employee benefits	2,575	3,245
Cheques and other items in transit	1,655	1,042
Current income tax payable	301	169
Deferred tax liabilities	295	193
Defined benefit liability	3,787	2,781
Lease liabilities	5,508	66
Liabilities related to structured entities	4,193	5,857
Provisions	1,505	1,095
Total	$ 25,116	$ 21,004